UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles                February 3, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:  $266,514
                                        (thousands)


List of Other Included Managers:

No.         Form 13F File Number         Name

1.          28-11145                     Charlemagne Capital (IOM) Limited


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

                                                     FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETN  MGRS  SOLE    SHARED     NONE
--------------                  --------          -----      --------  -------   --- ----  --------  ----  ----    ------     ----


AMERICA MOVIL SA DE CV           SPON ADR L SHS  02364W105     5,179      177,313 SH       Shared   1                177,313
AU OPTRONIC CORP ADR             SPONSORED ADR   002255107     2,089      139,249 SH       Shared   1                139,249
BANCO ITAU HLDG FINANCIERA S     SP ADR 500 PFD  059602201       604       25,165 SH       Shared   1                 25,165
CENTRAL EUROPEAN MEDIA ENTRP     CL A NEW        G20045202     7,372      126,794 SH       Shared   1                126,794
CENTRAL EUROPEAN MEDIA ENTRP     CL A NEW        G20045202        69        1,724 SH       Sole            1,724
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD    204412100     2,581       71,150 SH       Shared   1                 71,150
COMPANIA DE TELECOMUNICS CHI     SPON ADR NEW    204449300       674       76,566 SH       Shared   1                 76,566
DR REDDYS LABS LTD               ADR             256135203       473       21,950 SH       Shared   1                 21,950
ENERSIS SA                       SPONSORED ADR   29274F104       554       50,541 SH       Shared   1                 50,541
GRUPO TELEVISA SA DE CV          SP ADR REP ORD  40049J206     3,032       37,720 SH       Shared   1                 37,720
HDFC BANK LTD                    ADR REPS 3 SHS  40415F101     1,176       23,076 SH       Shared   1                 23,076
ICICI BK LTD                     ADR             45104G104     1,062       36,814 SH       Shared   1                 36,814
ISHARES INC                      MSCI SINGAPORE  464286673    20,874    2,649,000 SH       Shared   1              2,649,000
KOREA FD                         COM             500634100     4,434      124,464 SH       Shared   1                124,464
MOBILE TELESYSTEMS OJSC          SPONSORED ADR   607409109    76,099    2,173,025 SH       Shared   1              2,173,025
MOBILE TELESYSTEMS OJSC          SPONSORED ADR   607409109    14,965      427,323 SH       Sole          427,323
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR   68370R109   100,864    2,279,686 SH       Shared   1              2,279,686
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR   68370R109    14,391      325,254 SH       Sole          325,254
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR   71654V101     2,494      387,403 SH       Shared   1                387,403
POSCO                            SPONSORED ADR   693483109       162        3,282 SH       Shared   1                  3,282
SASOL LTD                        SPONSORED ADR   803866300       288        8,105 SH       Shared   1                  8,105
TAIWAN FD INC                    COM             874036106       146       14,774 SH       Shared   1                 14,774
TATA MTRS LTD                    SPONSORED ADR   876568502     1,696      118,079 SH       Shared   1                118,079
TELEMIG CELULAR PART SA          SPON ADR PFD    87944E105     1,882       47,723 SH       Shared   1                 47,723
TENARIS SA                       SPONSORED ADR   88031M109       820        7,217 SH       Shared   1                  7,217
TEVA PHARMACEUTICALS INDS LTD    ADR             881624209     2,534       58,923 SH       Shared   1                 58,923



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